Major Customers and Accounts Receivable	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Risks and Uncertainties [Abstract]
Major Customers and Accounts Receivable
NOTE 10 – MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE

Approximately 30% of the Company’s accounts receivable balance at December 31, 2020 was from two customers. During the three months ended December 31, 2020, the Company had no significant customer concentrations.

NOTE 10 – MAJOR CUSTOMERS AND ACCOUNTS RECEIVABLE

At September 30, 2020 and 2019, the Company had the following customer concentrations:

	Revenues		Accounts Receivable
	2020	2019	2020	2019
Customer A	*	*	21%	*
Customer B	*	*	13%	*
Customer C	22%	*	*	*
Customer D	*	*	*	72%
* = < 10%